Financial Debt - Recoverable cash and cash advances received (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Contractual advances
Disclosure of recoverable cash advances [Line items]
Sleep apnea device (6472)	€ 1,600
First articles (6839)	2,160
Clinical trial (6840)	2,400
Activation chip improvement (7388)	1,467
Total recoverable cash advances	7,627
Advances received
Disclosure of recoverable cash advances [Line items]
Sleep apnea device (6472)	1,600
First articles (6839)	2,160
Clinical trial (6840)	2,400
Activation chip improvement (7388)	1,467
Total recoverable cash advances	7,627
Amounts reimbursed
Disclosure of recoverable cash advances [Line items]
Sleep apnea device (6472)	450
First articles (6839)	184
Clinical trial (6840)	135
Activation chip improvement (7388)	29
Total recoverable cash advances	€ 798